Note 7. Other Receivables	9 Months Ended
Sep. 30, 2015
Notes
Note 7. Other Receivables

Note 7. Other Receivables

As of September 30, 2015 and December 31, 2014 the Company had other receivables of $11,812 and $6,718, respectively, which represent VAT refunds claimed resulting from excess VAT paid over VAT received.